Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Assets Line Items
Assets	€ 690,059	€ 731,856	€ 749,855
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	56	154	65
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	21,107	26,720	32,381
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	1,444	418	409
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	22	28	34
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	6,688	4,570	4,336
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	33	9	106
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	80	96	93
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	1,262	1,254	1,205
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	33,815	41,640	39,661
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	187	60	36
Financial Assets Held For Trading [Member] | Total [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	29,057	32,544	37,922
Financial Assets Held For Trading [Member] | Total [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	35,349	42,221	40,240
Financial Assets Held For Trading [Member] | Total [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	289	184	164
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	648	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	62
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	174	142	173
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	1,888	1,920	2,074
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	2
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Total [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	2,061	2,062	2,246
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Total [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	648	0	2
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Total [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	0	62
Available for sale financial assets [Member] | Debt Securities [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	54,850	58,372	92,963
Available for sale financial assets [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	10,948	15,779	15,260
Available for sale financial assets [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	454	429	86
Available for sale financial assets [Member] | Equity instruments [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	2,531	3,753	4,150
Available for sale financial assets [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	134	115	217
Available for sale financial assets [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	90	208	150
Available for sale financial assets [Member] | Total [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	57,381	62,125	97,113
Available for sale financial assets [Member] | Total [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	11,082	15,894	15,477
Available for sale financial assets [Member] | Total [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	544	637	236
Derivatives Hedge accounting [Member] | Total [Member] | Level 1 Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	0	41	59
Derivatives Hedge accounting [Member] | Total [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	2,483	2,792	3,478
Derivatives Hedge accounting [Member] | Total [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets	€ 2	€ 0	€ 0